NATURE OF OPERATIONS AND BASIS OF PRESENTATION Additional Information (Details)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Oil and gas producing wells, gross	7,200
Number of Operating Segments	2